Shares of the Parent Company (Details)				12 Months Ended
	Feb. 01, 2018 shares	May 23, 2017 shares	Jun. 16, 2016 shares	Dec. 31, 2017 EUR (€) item shares	Dec. 31, 2016 EUR (€) shares	Dec. 02, 2015 shares
Shares of the Parent Company
Number of share classes | item				1
Number of votes per share | item				1
Share capital | €				€ 246,000,000	€ 246,000,000
Shares held by Group companies				259,887,597
Shares held by Group companies (as a percent)				4.50%
Number of shares authorized for issue		560,000,000	1,150,000,000			2,100,000,000
Treasury shares issued (in shares)				12,199,284
Repurchase of shares authorized (in shares)		560,000,000	575,000,000
Shares repurchased (in shares)				153,601,462	54,296,182
Percentage of shares repurchased				2.60%
Treasury stock shares cancelled (in shares)	207,897,644
Equity holders of the parent
Shares of the Parent Company
Share capital | €				€ 245,896,461.96
Number of shares issued				5,839,404,303
Stock Option
Shares of the Parent Company
Shares issued for share-based payment				415,750
Other than Stock Option
Shares of the Parent Company
Shares issued for share-based payment				2,933,541
Maximum
Shares of the Parent Company
Percentage of shares repurchased		10.00%	10.00%